Vessels and Equipment, Net - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cost
Transfer from vessels purchase prepayments	$ 0		$ (72,000)
Accumulated depreciation
Depreciation	17,171	$ 12,224
Vessels and equipment, net	1,130,000		1,147,274
Vessels and equipment
Cost
Beginning balance, cost	1,178,415
Additions	(106)
Transfer from vessels purchase prepayments	0
Disposals	0
Ending balance, cost	1,178,309		1,178,415
Accumulated depreciation
Beginning balance, accumulated depreciation	42,211
Depreciation	15,674
Disposals	0
Ending balance, accumulated depreciation	57,885		42,211
Vessels and equipment, net	1,120,424		1,136,204
Dry docks
Cost
Beginning balance, cost	15,000
Additions	0
Transfer from vessels purchase prepayments	0
Disposals	0
Ending balance, cost	15,000		15,000
Accumulated depreciation
Beginning balance, accumulated depreciation	3,930
Depreciation	1,494
Ending balance, accumulated depreciation	5,424		3,930
Vessels and equipment, net	9,576		11,070
Total
Cost
Beginning balance, cost	1,193,415
Additions	(106)
Transfer from vessels purchase prepayments	0
Disposals	0
Ending balance, cost	1,193,309		1,193,415
Accumulated depreciation
Beginning balance, accumulated depreciation	46,141
Depreciation	17,168
Ending balance, accumulated depreciation	63,309		46,141
Vessels and equipment, net	$ 1,130,000		$ 1,147,274